UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6444

Smith Barney Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT TRUST

SMITH BARNEY S&P 500 INDEX FUND

FORM N-Q

SEPTEMBER 30, 2004

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 97.3%

CONSUMER DISCRETIONARY - 13.0%

Auto Components - 0.2%
3,312	Cooper Tire & Rubber Co.	$66,803
6,517	Dana Corp.	115,286
25,077	Delphi Corp.	232,965
7,912	The Goodyear Tire & Rubber Co. (a)	84,975
8,466	Johnson Controls, Inc.	480,953
5,973	Visteon Corp.	47,724

		1,028,706

Automobiles - 0.6%
81,512	Ford Motor Co.	1,145,244
25,183	General Motors Corp.	1,069,774
13,111	Harley-Davidson, Inc.	779,318

		2,994,336

Hotels, Restaurants & Leisure - 1.4%
28,165	Carnival Corp.	1,331,923
7,124	Darden Restaurants, Inc.	166,132
5,035	Harrah’s Entertainment, Inc.	266,754
17,123	Hilton Hotels Corp.	322,597
15,562	International Game Technology	559,454
10,069	Marriott International, Inc., Class A Shares	523,185
56,093	McDonald’s Corp.	1,572,287
17,667	Starbucks Corp. (a)	803,142
9,178	Starwood Hotels & Resorts Worldwide, Inc.	426,043
5,091	Wendy’s International, Inc.	171,058
12,918	Yum! Brands, Inc.	525,246

		6,667,821

Household Durables - 0.5%
3,534	The Black & Decker Corp.	273,673
5,534	Centex Corp.	279,246
6,502	Fortune Brands, Inc.	481,733
2,083	KB HOME	175,993
8,628	Leggett & Platt, Inc.	242,447
3,506	Maytag Corp.	64,405
12,170	Newell Rubbermaid Inc.	243,887
5,622	Pulte Homes, Inc.	345,022
2,574	Snap-on Inc.	70,939
3,691	The Stanley Works	156,978
3,106	Whirlpool Corp.	186,640

		2,520,963

Internet & Catalog Retail - 0.6%
29,271	eBay Inc. (a)	2,691,176

Leisure Equipment & Products - 0.2%
4,177	Brunswick Corp.	191,140
12,736	Eastman Kodak Co.	410,354
7,979	Hasbro, Inc.	150,005

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

(Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Leisure Equipment & Products - 0.2% (continued)
18,935	Mattel, Inc.	$343,292

		1,094,791

Media - 3.4%
27,409	Clear Channel Communications, Inc.	854,339
99,795	Comcast Corp., Class A Shares (a)	2,818,211
3,688	Dow Jones & Co., Inc.	149,770
12,141	Gannett Co., Inc.	1,016,930
18,823	The Interpublic Group of Cos., Inc. (a)	199,336
3,506	Knight-Ridder, Inc.	229,468
8,475	The McGraw Hill Cos., Inc.	675,373
2,248	Meredith Corp.	115,502
6,568	The New York Times Co., Class A Shares	256,809
8,414	Omnicom Group Inc.	614,727
202,978	Time Warner Inc. (a)	3,276,065
14,623	Tribune Co.	601,736
14,468	Univision Communications Inc., Class A Shares (a)	457,333
77,150	Viacom Inc., Class B Shares	2,589,154
91,449	The Walt Disney Co.	2,062,175

		15,916,928

Multiline Retail - 3.4%
5,033	Big Lots, Inc. (a)	61,554
20,460	Costco Wholesale Corp.	850,318
3,722	Dillard’s, Inc., Class A Shares	73,472
14,606	Dollar General Corp.	294,311
7,557	Family Dollar Stores, Inc.	204,795
8,041	Federated Department Stores, Inc.	365,303
12,513	J.C. Penney Co., Inc.	441,459
15,147	Kohl’s Corp. (a)	729,934
12,984	The May Department Stores Co.	332,780
6,210	Nordstrom, Inc.	237,470
9,526	Sears Roebuck & Co.	379,611
40,656	Target Corp.	1,839,684
191,040	Wal-Mart Stores, Inc.	10,163,328

		15,974,019

Specialty Retail - 2.3%
11,983	AutoNation, Inc. (a)	204,670
3,709	AutoZone, Inc. (a)	286,520
13,333	Bed Bath & Beyond Inc. (a)	494,788
14,411	Best Buy Co., Inc.	781,653
8,775	Circuit City Stores, Inc.	134,608
40,127	The Gap, Inc.	750,375
98,984	The Home Depot, Inc.	3,880,173
21,091	Limited Brands	470,118
34,976	Lowe’s Cos., Inc.	1,900,946
14,012	Office Depot, Inc. (a)	210,600
7,091	RadioShack Corp.	203,086

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Specialty Retail - 2.3% (continued)
6,409	The Sherwin-Williams Co.	$281,740
22,168	Staples, Inc.	661,050
6,559	Tiffany & Co.	201,624
21,989	The TJX Cos., Inc.	484,638
9,488	Toys “R” Us, Inc. (a)	168,317

		11,114,906

Textiles & Apparel - 0.4%
8,317	Coach, Inc. (a)	352,807
5,632	Jones Apparel Group, Inc.	201,626
4,977	Liz Claiborne, Inc.	187,732
11,772	NIKE, Inc., Class B Shares	927,634
2,671	Reebok International Ltd.	98,079
4,849	V.F. Corp.	239,783

		2,007,661

	TOTAL CONSUMER DISCRETIONARY	62,011,307

CONSUMER STAPLES - 8.0%

Beverages - 2.3%
1,671	Adolph Coors Co., Class B Shares	113,494
35,836	Anheuser-Busch Co., Inc.	1,790,008
5,389	Brown-Forman Corp., Class B Shares	246,816
108,524	The Coca-Cola Co.	4,346,386
20,966	Coca-Cola Enterprises Inc.	396,257
11,425	The Pepsi Bottling Group, Inc.	310,189
76,066	PepsiCo, Inc.	3,700,611

		10,903,761

Food & Drug Retailing - 1.0%
16,304	Albertson’s, Inc.	390,155
17,640	CVS Corp.	743,173
33,205	The Kroger Co. (a)	515,342
19,821	Safeway Inc. (a)	382,743
6,069	SUPERVALU Inc.	167,201
28,411	Sysco Corp.	850,057
45,576	Walgreen Co.	1,632,988
6,032	Winn-Dixie Stores Inc.	18,639

		4,700,298

Food Products - 1.2%
28,871	Archer-Daniels-Midland Co.	490,230
18,292	Campbell Soup Co.	480,897
23,536	ConAgra Foods, Inc.	605,111
16,810	General Mills, Inc.	754,769
15,679	H.J. Heinz Co.	564,758
11,518	Hershey Foods Corp.	538,006
18,293	Kellogg Co.	780,379
6,074	McCormick & Co., Inc.	208,581
35,301	Sara Lee Corp.	806,981
9,995	Wm. Wrigley Jr. Co.	632,783

		5,862,495

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Household Products - 1.9%
9,438	The Clorox Co.	$503,045
23,673	Colgate-Palmolive Co.	1,069,546
22,299	Kimberly-Clark Corp.	1,440,292
114,455	The Procter & Gamble Co.	6,194,305

		9,207,188

Personal Products - 0.6%
4,035	Alberto-Culver Co.	175,442
21,026	Avon Products, Inc.	918,416
44,725	The Gillette Co.	1,866,821

		2,960,679

Tobacco - 1.0%
91,298	Altria Group, Inc.	4,294,658
7,370	UST Inc.	296,716

		4,591,374

	TOTAL CONSUMER STAPLES	38,225,795

ENERGY - 7.0%

Energy Equipment & Services - 1.0%
14,817	Baker Hughes Inc.	647,799
7,197	BJ Services Co.	377,195
19,543	Halliburton Co.	658,404
6,615	Nabors Industries, Ltd. (a)	313,220
6,031	Noble Corp. (a)	271,093
4,718	Rowan Cos., Inc. (a)	124,555
26,238	Schlumberger Ltd.	1,766,080
14,266	Transocean Inc. (a)	510,437

		4,668,783

Oil & Gas - 6.0%
3,996	Amerada Hess Corp.	355,644
11,207	Anadarko Petroleum Corp.	743,696
14,442	Apache Corp.	723,689
3,147	Ashland Inc.	176,484
17,712	Burlington Resources, Inc.	722,650
95,278	ChevronTexaco Corp.	5,110,712
30,518	ConocoPhillips	2,528,416
10,603	Devon Energy Corp.	752,919
5,219	EOG Resources, Inc.	343,671
291,239	Exxon Mobil Corp.	14,075,581
6,704	Kerr-McGee Corp.	383,804
15,429	Marathon Oil Corp.	636,909
17,401	Occidental Petroleum Corp.	973,238
3,358	Sunoco, Inc.	248,425
11,725	Unocal Corp.	504,175
5,721	Valero Energy Corp.	458,881

		28,738,894

	TOTAL ENERGY	33,407,677

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
FINANCIALS - 20.1%

Banks - 6.7%
15,625	AmSouth Bancorp.	$381,250
181,544	Bank of America Corp.	7,866,302
34,593	The Bank of New York Co., Inc.	1,009,078
24,952	BB&T Corp.	990,345
7,698	Comerica Inc.	456,876
25,034	Fifth Third Bancorp	1,232,173
5,490	First Horizon National Corp.	238,046
6,780	Golden West Financial Corp.	752,241
10,251	Huntington Bancshares Inc.	255,352
18,276	KeyCorp	577,522
5,266	M&T Bank Corp.	503,956
9,951	Marshall & Ilsley Corp.	401,025
18,835	Mellon Financial Corp.	521,541
30,123	National City Corp.	1,163,350
7,694	North Fork Bancorp., Inc.	341,998
9,831	Northern Trust Corp.	401,105
12,588	PNC Financial Services Group	681,011
20,476	Regions Financial Corp.	676,937
14,736	SouthTrust Corp.	613,902
13,949	Sovereign Bancorp, Inc.	304,367
12,548	SunTrust Banks, Inc.	883,505
13,604	Synovus Financial Corp.	355,745
84,410	U.S. Bancorp	2,439,449
58,604	Wachovia Corp.	2,751,458
38,516	Washington Mutual, Inc.	1,505,205
75,160	Wells Fargo & Co.	4,481,791
3,968	Zions Bancorporation	242,207

		32,027,737

Diversified Financials - 8.4%
56,942	American Express Co.	2,930,235
4,680	The Bear Stearns Cos. Inc.	450,076
10,532	Capital One Financial Corp.	778,315
60,984	The Charles Schwab Corp.	560,443
230,279	Citigroup Inc.	10,159,909
24,946	Countrywide Financial Corp.	982,623
16,375	E*TRADE Financial Corp. (a)	187,002
43,165	Fannie Mae	2,736,661
4,850	Federated Investors, Inc., Class B Shares	137,934
11,135	Franklin Resources, Inc.	620,888
30,695	Freddie Mac	2,002,542
21,504	The Goldman Sachs Group, Inc.	2,005,033
158,640	J.P. Morgan Chase & Co.	6,302,767
10,690	Janus Capital Group Inc.	145,491
12,312	Lehman Brothers Holdings Inc.	981,513
56,928	MBNA Corp.	1,434,586
42,829	Merrill Lynch & Co., Inc.	2,129,458

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Diversified Financials - 8.4% (continued)
6,637	Moody’s Corp.	$486,160
48,911	Morgan Stanley	2,411,312
14,262	Principal Financial Group, Inc.	513,004
13,076	Providian Financial Corp. (a)	203,201
19,535	SLM Corp.	871,261
14,919	State Street Corp.	637,190
5,632	T. Rowe Price Group Inc.	286,894

		39,954,498

Insurance - 4.5%
12,651	ACE Ltd.	506,799
22,655	AFLAC, Inc.	888,303
31,270	Allstate Corp.	1,500,647
4,836	Ambac Financial Group, Inc.	386,638
116,147	American International Group, Inc.	7,896,835
14,034	Aon Corp.	403,337
8,428	The Chubb Corp.	592,320
7,527	Cincinnati Financial Corp.	310,263
13,017	The Hartford Financial Services Group, Inc.	806,143
6,273	Jefferson-Pilot Corp.	311,517
7,923	Lincoln National Corp.	372,381
8,255	Loews Corp.	482,917
23,352	Marsh & McLennan Cos., Inc.	1,068,588
6,461	MBIA Inc.	376,095
33,711	MetLife, Inc.	1,302,930
4,389	MGIC Investment Corp.	292,088
9,692	The Progressive Corp.	821,397
23,402	Prudential Financial, Inc.	1,100,830
6,192	SAFECO Corp.	282,665
29,681	The St. Paul Travelers Cos., Inc.	981,254
4,951	Torchmark Corp.	263,294
13,227	UnumProvident Corp.	207,532
6,173	XL Capital Ltd., Class A Shares	456,740

		21,611,513

Real Estate - 0.5%
4,192	Apartment Investment and Management Co., Class A Shares	145,798
17,967	Equity Office Properties Trust	489,601
12,431	Equity Residential	385,361
8,201	Plum Creek Timber Co., Inc.	287,281
8,135	ProLogis	286,677
9,255	Simon Property Group, Inc.	496,346

		2,091,064

	TOTAL FINANCIALS	95,684,812

HEALTHCARE - 12.7%

Biotechnology - 1.3%
56,607	Amgen Inc. (a)	3,208,485
15,001	Biogen Idec Inc. (a)	917,611
8,369	Chiron Corp. (a)	369,910

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Biotechnology - 1.3% (continued)
10,084	Genzyme Corp. (a)	$548,670
19,066	Gilead Sciences, Inc. (a)	712,687
10,979	MedImmune, Inc. (a)	260,202

		6,017,565

Healthcare Equipment & Supplies - 2.2%
8,899	Applera Corp. - Applied Biosystems Group	167,924
2,361	Bausch & Lomb, Inc.	156,888
27,293	Baxter International, Inc.	877,743
11,234	Becton Dickinson & Co.	580,798
11,339	Biomet, Inc.	531,572
37,181	Boston Scientific Corp. (a)	1,477,201
4,624	C.R. Bard, Inc.	261,857
5,087	Fisher Scientific International Inc. (a)	296,725
13,937	Guidant Corp.	920,399
10,514	IMS Health Inc.	251,495
54,013	Medtronic, Inc.	2,803,275
2,213	Millipore Corp. (a)	105,892
7,816	St. Jude Medical, Inc. (a)	588,310
17,865	Stryker Corp.	858,949
10,839	Zimmer Holdings, Inc. (a)	856,715

		10,735,743

Healthcare Providers & Services - 1.9%
6,764	Aetna Inc.	675,926
5,010	AmerisourceBergen Corp.	269,087
6,187	Anthem, Inc. (a)	539,816
19,133	Cardinal Health, Inc.	837,451
20,410	Caremark Rx, Inc. (a)	654,549
6,289	CIGNA Corp.	437,903
3,440	Express Scripts, Inc. (a)	224,770
21,592	HCA Inc.	823,735
10,902	Health Management Associates, Inc., Class A Shares	222,728
7,147	Humana, Inc. (a)	142,797
3,944	Manor Care, Inc.	118,162
12,996	McKesson Corp.	333,347
4,607	Quest Diagnostics Inc.	406,430
20,744	Tenet Healthcare Corp. (a)	223,828
29,746	UnitedHealth Group Inc.	2,193,470
6,924	WellPoint Health Networks, Inc. (a)	727,643

		8,831,642

Pharmaceuticals - 7.3%
69,518	Abbott Laboratories	2,944,782
5,870	Allergan, Inc.	425,868
86,625	Bristol-Myers Squibb Co.	2,050,414
50,311	Eli Lilly and Co.	3,021,176
16,518	Forest Laboratories, Inc. (a)	742,980
6,888	Hospira, Inc. (a)	210,773
132,184	Johnson & Johnson	7,445,925

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Pharmaceuticals - 7.3% (continued)
10,745	King Pharmaceuticals, Inc. (a)	$128,295
12,039	Medco Health Solutions, Inc. (a)	372,005
98,934	Merck & Co., Inc.	3,264,822
11,918	Mylan Laboratories Inc.	214,524
339,887	Pfizer Inc.	10,400,542
65,447	Schering-Plough Corp.	1,247,420
4,920	Watson Pharmaceuticals, Inc. (a)	144,943
59,373	Wyeth	2,220,550

		34,835,019

	TOTAL HEALTHCARE	60,419,969

INDUSTRIALS - 12.3%

Aerospace & Defense - 1.7%
37,506	The Boeing Co.	1,936,060
8,866	General Dynamics Corp.	905,219
5,272	Goodrich Corp.	165,330
20,001	Lockheed Martin Corp.	1,115,656
15,975	Northrop Grumman Corp.	851,947
19,980	Raytheon Co.	758,840
7,856	Rockwell Collins, Inc.	291,772
22,885	United Technologies Corp.	2,137,001

		8,161,825

Air Freight & Couriers - 1.1%
13,314	FedEx Corp.	1,140,877
2,889	Ryder Systems, Inc.	135,899
50,199	United Parcel Service, Inc., Class B Shares	3,811,108

		5,087,884

Airlines - 0.1%
5,490	Delta Air Lines, Inc. (a)	18,062
35,076	Southwest Airlines Co.	477,735

		495,797

Building Products - 0.2%
9,552	American Standard Cos. Inc. (a)	371,668
2,660	Crane Co.	76,927
19,525	Masco Corp.	674,198

		1,122,793

Commercial Services & Supplies - 1.8%
14,316	Allied Waste Industries, Inc. (a)	126,697
7,843	Apollo Group, Inc., Class A Shares (a)	575,441
26,303	Automatic Data Processing Inc.	1,086,840
4,939	Avery Dennison Corp.	324,887
45,362	Cendant Corp.	979,819
7,631	Cintas Corp.	320,807
6,298	Convergys Corp. (a)	84,582
2,196	Deluxe Corp.	90,080
6,151	Equifax, Inc.	162,140
38,855	First Data Corp.	1,690,192
8,706	Fiserv, Inc. (a)	303,491

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Commercial Services & Supplies - 1.8% (continued)
7,746	H&R Block, Inc.	$382,807
5,116	Monster Worldwide, Inc. (a)	126,058
16,830	Paychex, Inc.	507,424
10,335	Pitney Bowes, Inc.	455,773
9,709	R.R. Donnelley & Sons Co.	304,086
7,715	Robert Half International Inc.	198,816
6,269	Sabre Holdings Corp., Class A Shares	153,779
25,799	Waste Management, Inc.	705,345

		8,579,064

Construction & Engineering - 0.0%
3,722	Fluor Corp.	165,703

Electrical Equipment - 0.4%
8,895	American Power Conversion Corp.	154,684
4,138	Cooper Industries, Ltd., Class A Shares	244,142
18,761	Emerson Electric Co.	1,161,118
3,846	Power-One, Inc. (a)	24,922
8,274	Rockwell Automation, Inc.	320,204

		1,905,070

Industrial Conglomerates - 5.0%
34,822	3M Co.	2,784,715
470,040	General Electric Co. (b)	15,783,943
38,220	Honeywell International Inc.	1,370,569
6,683	Reynolds American Inc.	454,711
6,150	Textron Inc.	395,260
89,315	Tyco International Ltd.	2,738,398

		23,527,596

Machinery - 1.4%
15,195	Caterpillar Inc.	1,222,438
1,919	Cummins Inc.	141,795
13,726	Danaher Corp.	703,869
11,059	Deere & Co.	713,858
9,076	Dover Corp.	352,784
6,689	Eaton Corp.	424,149
13,788	Illinois Tool Works, Inc.	1,284,628
7,720	Ingersoll-Rand Co., Class A Shares	524,728
4,124	ITT Industries, Inc.	329,879
3,132	Navistar International Corp. (a)	116,479
7,777	PACCAR Inc.	537,546
5,564	Pall Corp.	136,207
5,337	Parker-Hannifin Corp.	314,136

		6,802,496

Road & Rail - 0.5%
16,520	Burlington Northern Santa Fe Corp.	632,881
9,604	CSX Corp.	318,853
17,464	Norfolk Southern Corp.	519,379
11,555	Union Pacific Corp.	677,123

		2,148,236

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Trading Companies & Distributors - 0.1%
7,749	Genuine Parts Co.	$297,407
4,010	W.W. Grainger, Inc.	231,176

		528,583

	TOTAL INDUSTRIALS	58,525,047

INFORMATION TECHNOLOGY - 14.6%

Communications Equipment - 2.7%
35,816	ADC Telecommunications, Inc. (a)	64,827
7,278	Andrew Corp. (a)	89,083
19,404	Avaya Inc. (a)	270,492
24,872	CIENA Corp. (a)	49,247
301,200	Cisco Systems, Inc. (a)	5,451,720
8,801	Comverse Technology, Inc. (a)	165,723
61,272	Corning, Inc. (a)	678,894
64,788	JDS Uniphase Corp. (a)	218,336
190,687	Lucent Technologies Inc. (a)	604,478
104,371	Motorola, Inc.	1,882,853
72,222	QUALCOMM, Inc.	2,819,547
6,891	Scientific-Atlanta, Inc.	178,615
18,608	Tellabs, Inc. (a)	171,008

		12,644,823

Computers & Peripherals - 3.5%
16,966	Apple Computer, Inc. (a)	657,432
112,298	Dell Inc. (a)	3,997,809
109,046	EMC Corp. (a)	1,258,391
16,581	Gateway, Inc. (a)	82,076
135,825	Hewlett-Packard Co.	2,546,719
75,073	International Business Machines Corp.	6,436,759
5,786	Lexmark International, Inc., Class A Shares (a)	486,082
4,178	NCR Corp. (a)	207,187
15,530	Network Appliance, Inc. (a)	357,190
7,376	NVIDIA Corp. (a)	107,100
148,492	Sun Microsystems, Inc. (a)	599,908

		16,736,653

Electronic Equipment & Instruments - 0.5%
21,520	Agilent Technologies, Inc. (a)	464,186
13,817	Broadcom Corp., Class A Shares (a)	377,066
8,969	Jabil Circuit, Inc. (a)	206,287
8,460	Molex, Inc.	252,277
5,610	PerkinElmer, Inc.	96,604
23,303	Sanmina-SCI Corp. (a)	164,286
43,222	Solectron Corp. (a)	213,949
10,360	Symbol Technologies, Inc.	130,950
3,749	Tektronix, Inc.	124,654
7,419	Thermo Electron Corp. (a)	200,461
5,279	Waters Corp. (a)	232,804

		2,463,524

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Internet Software & Services - 0.4%
59,973	Yahoo! Inc. (a)	$2,033,684

IT Consulting & Services - 0.4%
6,090	Affiliated Computer Services, Inc., Class A Shares (a)	339,030
8,321	Computer Sciences Corp. (a)	391,919
22,268	Electronic Data Systems Corp.	431,777
12,905	SunGard Data Systems Inc. (a)	306,752
14,792	Unisys Corp. (a)	152,653

		1,622,131

Office Electronics - 0.1%
35,631	Xerox Corp. (a)	501,684

Semiconductor Equipment & Products - 2.7%
15,781	Advanced Micro Devices, Inc. (a)	205,153
16,754	Altera Corp. (a)	327,876
16,733	Analog Devices, Inc.	648,906
75,115	Applied Materials, Inc. (a)	1,238,646
13,785	Applied Micro Circuits Corp. (a)	43,147
287,995	Intel Corp.	5,777,180
8,783	KLA-Tencor Corp. (a)	364,319
13,727	Linear Technology Corp.	497,466
16,608	LSI Logic Corp. (a)	71,580
14,390	Maxim Integrated Products, Inc.	608,553
27,191	Micron Technology, Inc. (a)	327,108
15,933	National Semiconductor Corp. (a)	246,802
6,576	Novellus Systems, Inc. (a)	174,856
7,695	PMC-Sierra, Inc. (a)	67,793
4,105	QLogic Corp. (a)	121,549
8,533	Teradyne, Inc. (a)	114,342
77,061	Texas Instruments Inc.	1,639,858
15,462	Xilinx, Inc.	417,474

		12,892,608

Software - 4.3%
10,596	Adobe Systems, Inc.	524,184
5,039	Autodesk, Inc.	245,047
9,888	BMC Software, Inc. (a)	156,329
7,508	Citrix Systems, Inc. (a)	131,540
25,958	Computer Associates International, Inc.	682,695
17,356	Compuware Corp. (a)	89,383
13,447	Electronic Arts Inc. (a)	618,428
8,500	Intuit Inc. (a)	385,900
4,136	Mercury Interactive Corp. (a)	144,264
480,800	Microsoft Corp.	13,294,120
17,072	Novell, Inc. (a)	107,724
231,424	Oracle Corp. (a)	2,610,463
12,278	Parametric Technology, Inc. (a)	64,828
16,219	PeopleSoft, Inc. (a)	321,947
22,310	Siebel Systems, Inc. (a)	168,217
13,902	Symantec Corp. (a)	762,942

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Software - 4.3% (continued)
19,309	VERITAS Software Corp. (a)	$343,700

		20,651,711

	TOTAL INFORMATION TECHNOLOGY	69,546,818

MATERIALS - 3.0%

Chemicals - 1.6%
10,160	Air Products & Chemicals, Inc.	552,501
41,678	The Dow Chemical Co.	1,883,012
44,596	E.I. du Pont de Nemours & Co.	1,908,709
3,469	Eastman Chemical Co.	164,951
11,422	Ecolab Inc.	359,108
5,522	Engelhard Corp.	156,549
2,248	Great Lakes Chemical Corp.	57,549
4,784	Hercules, Inc. (a)	68,172
4,193	International Flavors & Fragrances Inc.	160,173
11,872	Monsanto Co.	432,378
7,658	PPG Industries, Inc.	469,282
14,483	Praxair, Inc.	619,003
9,951	Rohm and Haas Co.	427,594
3,067	Sigma-Aldrich Corp.	177,886

		7,436,867

Construction Materials - 0.0%
4,581	Vulcan Materials Co.	233,402

Containers & Packaging - 0.2%
4,980	Ball Corp.	186,401
4,707	Bemis, Inc.	125,112
6,819	Pactiv Corp. (a)	158,542
3,765	Sealed Air Corp. (a)	174,508
2,483	Temple-Inland, Inc.	166,733

		811,296

Metals & Mining - 0.7%
38,720	Alcoa Inc.	1,300,605
3,733	Allegheny Technologies Inc.	68,127
7,825	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	316,912
19,725	Newmont Mining Corp.	898,079
3,497	Nucor Corp.	319,521
4,156	Phelps Dodge Corp.	382,477
5,030	United States Steel Corp.	189,229
3,875	Worthington Industries, Inc.	82,731

		3,557,681

Paper & Forest Products - 0.5%
3,884	Boise Cascade Corp.	129,260
11,329	Georgia-Pacific Corp.	407,278
21,595	International Paper Co.	872,654
4,832	Louisiana-Pacific Corp.	125,390
9,031	MeadWestvaco Corp.	288,089
10,733	Weyerhaeuser Co.	713,530

		2,536,201

	TOTAL MATERIALS	14,575,447

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 3.6%

Diversified Telecommunication Services - 3.0%
13,743	ALLTEL Corp.	$754,628
35,460	AT&T Corp.	507,787
81,729	BellSouth Corp.	2,216,490
6,182	CenturyTel, Inc.	211,672
12,931	Citizens Communications Co.	173,146
79,403	Qwest Communications International Inc. (a)	264,412
147,536	SBC Communications Inc.	3,828,559
63,590	Sprint Corp., FON Group	1,280,067
123,321	Verizon Communications Inc.	4,856,381

		14,093,142

Wireless Telecommunication Services - 0.6%
121,469	AT&T Wireless Services, Inc. (a)	1,795,312
49,448	Nextel Communications, Inc., Class A Shares (a)	1,178,840

		2,974,152

	TOTAL TELECOMMUNICATION SERVICES	17,067,294

UTILITIES - 3.0%

Electric Utilities - 2.4%
28,425	The AES Corp. (a)	283,966
5,589	Allegheny Energy, Inc. (a)	89,200
8,276	Ameren Corp.	381,937
17,646	American Electric Power Co., Inc.	563,966
17,970	Calpine Corp. (a)	52,113
13,749	CenterPoint Energy, Inc.	142,440
7,968	Cinergy Corp.	315,533
7,080	CMS Energy Corp. (a)	67,402
10,746	Consolidated Edison, Inc.	451,762
7,475	Constellation Energy Group, Inc.	297,804
14,567	Dominion Resources, Inc.	950,497
7,720	DTE Energy Co.	325,707
14,545	Edison International	385,588
10,239	Entergy Corp.	620,586
29,409	Exelon Corp.	1,079,016
14,711	FirstEnergy Corp.	604,328
8,256	FPL Group, Inc.	564,050
18,613	PG&E Corp. (a)	565,835
4,038	Pinnacle West Capital Corp.	167,577
7,955	PPL Corp.	375,317
10,989	Progress Energy, Inc.	465,274
10,561	Public Service Enterprise Group Inc.	449,899
32,834	The Southern Co.	984,363
8,561	TECO Energy, Inc.	115,830
13,484	TXU Corp.	646,153
17,796	Xcel Energy, Inc.	308,227

		11,254,370

Gas Utilities - 0.3%
28,819	El Paso Corp.	264,847
7,075	KeySpan Corp.	277,340

See Notes to Schedule of Investments.

SMITH BARNEY S&P 500 INDEX FUND
Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Gas Utilities - 0.3% (continued)
5,494	Kinder Morgan, Inc.	$345,133
1,903	Nicor Inc.	69,840
1,627	Peoples Energy Corp.	67,813
10,283	Sempra Energy	372,142

		1,397,115

Multi-Utilities - 0.3%
40,801	Duke Energy Corp.	933,935
16,708	Dynegy Inc., Class A Shares (a)	83,373
11,622	NiSource Inc.	244,178
22,959	The Williams Cos., Inc.	277,804

		1,539,290

	TOTAL UTILITIES	14,190,775

	TOTAL COMMON STOCK (Cost - $506,679,884)	463,654,941

FACE AMOUNT

U.S. TREASURY BILLS - 0.3%
$ 1,750,000	U.S. Treasury Bills, due 12/16/04 (c) (Cost - $1,743,987)	1,744,048

REPURCHASE AGREEMENT - 2.7%
12,722,000	State Street Bank & Trust Co. dated 9/30/04, 1.600% due 10/1/04; Proceeds at maturity - $12,722,565; (Fully collateralized by U.S. Treasury Bonds, 8.875% due 8/15/17; Market Value - $12,982,500) (Cost - $12,722,000)	12,722,000

	TOTAL INVESTMENTS - 100.3% (Cost - $521,145,871*)	478,120,989
	Liabilities in Excess of Other Assets - (0.3)%	(1,664,441)

	TOTAL NET ASSETS - 100.0%	$476,456,548

(a)	Non-income producing security.
(b)	All or a portion of this security is segregated for open futures contracts.
(c)	This security is held as collateral for open futures contracts.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney S&P 500 Index Fund (“Fund”) is a separate investment fund of the Smith Barney Investment Trust (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – Securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the mean between the closing bid and asked prices. Over-the-counter securities and listed securities are valued at the mean between the bid and asked prices at the close of business on each day. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. U.S. government securities are valued at the mean between the bid and asked prices in the over-the-counter market at the close of business on each day. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts - The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

Notes to Schedule of Investments (unaudited) (continued)

(d) Investment Transactions - Security transactions are accounted for on trade date.

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$58,703,838
Gross unrealized depreciation	(101,728,720)

Net unrealized depreciation	$(43,024,882)

At September 30, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
S&P 500 Index	53	12/04	$14,929,661	$14,772,425	$(157,236)

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Trust
By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date November 24, 2004

By	/s/ James M. Giallanza
James M. Giallanza
Chief Financial Officer
Date November 24, 2004